Consolidating Financial Statements (details) - Consolidated Statement of Comprehensive Income (Unaudited) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Consolidating Statement of Comprehensive Income
Net income	$ 988	$ 864	$ 925	$ 896	$ 304	$ 864	$ 499	$ 806	$ 3,673	$ 2,473	$ 1,426
Changes in net unrealized gains on investment securities having no credit losses recognized in the consolidated statement of income									(2,734)	281	1,570
Changes in net unrealized gains on investment securities having credit losses recognized in the consolidated statement of income									3	81	4
Net changes in benefit plan assets and obligations									647	(69)	(307)
Net changes in unrealized foreign currency translation									(112)	43	(90)
Other comprehensive income (loss) before income taxes									(2,196)	336	1,177
Income tax expense (benefit)									(770)	105	427
Other comprehensive income (loss), net of taxes, before other comprehensive income (loss) of subsidiaries									(1,426)	231	750
Other comprehensive income (loss), net of taxes									(1,426)	231	750
Comprehensive income									2,247	2,704	2,176
Reportable Legal Entities [Member] | TPC [Member]
Consolidating Statement of Comprehensive Income
Net income									2,771	1,857	1,182
Changes in net unrealized gains on investment securities having no credit losses recognized in the consolidated statement of income									(1,982)	248	1,100
Changes in net unrealized gains on investment securities having credit losses recognized in the consolidated statement of income									4	57	(10)
Net changes in benefit plan assets and obligations									12	(6)	(5)
Net changes in unrealized foreign currency translation									(92)	(19)	(76)
Other comprehensive income (loss) before income taxes									(2,058)	280	1,009
Income tax expense (benefit)									(719)	101	356
Other comprehensive income (loss), net of taxes, before other comprehensive income (loss) of subsidiaries									(1,339)	179	653
Other comprehensive income (loss), net of taxes									(1,339)	179	653
Comprehensive income									1,432	2,036	1,835
Reportable Legal Entities [Member] | Other Subsidiaries [Member]
Consolidating Statement of Comprehensive Income
Net income									1,044	798	382
Changes in net unrealized gains on investment securities having no credit losses recognized in the consolidated statement of income									(771)	23	472
Changes in net unrealized gains on investment securities having credit losses recognized in the consolidated statement of income									(1)	24	14
Net changes in benefit plan assets and obligations									19	(5)	1
Net changes in unrealized foreign currency translation									(20)	62	(14)
Other comprehensive income (loss) before income taxes									(773)	104	473
Income tax expense (benefit)									(273)	21	177
Other comprehensive income (loss), net of taxes, before other comprehensive income (loss) of subsidiaries									(500)	83	296
Other comprehensive income (loss), net of taxes									(500)	83	296
Comprehensive income									544	881	678
Reportable Legal Entities [Member] | Travelers [Member]
Consolidating Statement of Comprehensive Income
Net income									3,673	2,473	1,426
Changes in net unrealized gains on investment securities having no credit losses recognized in the consolidated statement of income									19	10	(2)
Net changes in benefit plan assets and obligations									616	(58)	(303)
Other comprehensive income (loss) before income taxes									635	(48)	(305)
Income tax expense (benefit)									222	(17)	(106)
Other comprehensive income (loss), net of taxes, before other comprehensive income (loss) of subsidiaries									413	(31)	(199)
Other comprehensive income (loss) of subsidiaries									(1,839)	262	949
Other comprehensive income (loss), net of taxes									(1,426)	231	750
Comprehensive income									2,247	2,704	2,176
Eliminations [Member]
Consolidating Statement of Comprehensive Income
Net income									(3,815)	(2,655)	(1,564)
Other comprehensive income (loss) of subsidiaries									1,839	(262)	(949)
Other comprehensive income (loss), net of taxes									1,839	(262)	(949)
Comprehensive income									$ (1,976)	$ (2,917)	$ (2,513)